Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-16 - Fidelity® Emerging Markets Index Fund - Fidelity Emerging Markets Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.075%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.075%